Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Other Assets, Noncurrent

Other non-current assets as of March 31, 2011 and 2012 consist of the following:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Intangible assets *	¥24,292	¥23,325
Deferred tax assets	15,526	8,352
Other	2,848	2,509

	¥42,666	¥34,186

Notes:

*	“Intangible assets” information is described in Note 4 “Goodwill and other intangible assets”